Taxation - Schedule of composition of income tax expense benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Taxation [Abstract]
Current income tax expenses	¥ 11,089		¥ 13,844	¥ 15,611
Deferred tax benefit				(8,963)
Income tax expenses	¥ 11,089	$ 1,562	¥ 13,844	¥ 6,648